CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - Unaudited - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Operating activities:
Net loss for the period	$ (6,193)	$ (16,732)
Items not affecting cash:
Amortization and depreciation	2,847	3,014
Deferred income taxes	(416)	(418)
Accretion	10	3
Foreign exchange	49	(238)
Gain on investment	0	(8)
Share-based payments	1,120	1,114
Items not affecting cash	(2,583)	(13,264)
Amounts receivable	(45)	(655)
Inventory	(75)	29
Unbilled revenue	(429)	(76)
Prepaid expenses	150	534
Accounts payable and accrued liabilities	679	(127)
Sales and income taxes payable and receivable	736	(642)
Deferred revenue	630	147
Net cash used in operating activities	(937)	(14,054)
Investing activities:
Purchase of equipment	(435)	(788)
Security deposit on leases	(49)	40
Deferred acquisition payments	(146)	(610)
Sale of QVQ Holdings BV shares	121	61
Net cash used in investing activities	(509)	(1,297)
Financing activities:
Proceeds on share issuance, net of transaction costs	0	618
Repayment of leases	(715)	(576)
Net cash (used in) provided by financing activities	(715)	42
Decrease in cash during the period	(2,161)	(15,309)
Foreign exchange	(101)	407
Cash - beginning of the period	8,366	30,047
Cash - end of the period	6,104	15,145
Cash is comprised of:
Cash	6,017	15,059
Restricted cash	87	86
Cash paid for interest	0	263
Cash paid for income tax	$ 0	$ 445